Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	OFI SteelPath Series Trust
Prospectus Date	rr_ProspectusDate	Feb. 14, 2019
Document Creation Date	dei_DocumentCreationDate	Feb. 13, 2019